Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Equity Fund, Inc.))	0 Months Ended
Mar. 29, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Russell 1000 Index
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
Class A
Average Annual Return:
1 Year	(8.49%)
5 Years	(2.42%)
10 Years	1.95%
Inception Date	Oct. 02, 1947
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.59%)
5 Years	(3.06%)
10 Years	1.13%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(5.38%)
5 Years	(2.14%)
10 Years	1.53%
Class B
Average Annual Return:
1 Year	(8.72%)
5 Years	(2.54%)
10 Years	2.02%
Inception Date	May 03, 1993
Class C
Average Annual Return:
1 Year	(4.75%)
5 Years	(2.15%)
10 Years	1.64%
Inception Date	Aug. 29, 1995
Class N
Average Annual Return:
1 Year	(4.23%)
5 Years	(1.67%)
10 Years	2.14%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(2.75%)
5 Years	(1.11%)
10 Years	2.69%
Inception Date	Jun. 01, 1994